Investments - Teekay LNG-Yamal LNG Joint Venture - Additional Information (Detail) $ in Thousands, t in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2014 USD ($) Trains Vessel m t m³	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Net Investment Income [Line Items]
Equity method investment, ownership interest		17.62%
Advances to equity accounted joint venture partner		$ 905,159	$ 873,421
Newbuildings [Member]
Net Investment Income [Line Items]
Fully built-up cost		$ 3,600,000
Teekay LNG [Member] | Yamal LNG Joint Venture [Member]
Net Investment Income [Line Items]
Equity method investment, ownership interest	50.00%	50.00%
Number of LNG trains | Trains	3
Expected capacity of trains | t	16.5
Maximum icebreaking capabilities in meters | m	2.1
Advances to equity accounted joint venture partner		$ 96,900	$ 95,300
Teekay LNG [Member] | Yamal LNG Joint Venture [Member] | Newbuildings [Member]
Net Investment Income [Line Items]
Number of vessels | Vessel	6
Volume of vessels | m³	172,000
Fully built-up cost	$ 2,100,000
Teekay LNG [Member] | Yamal LNG Joint Venture [Member] | China LNG [Member]
Net Investment Income [Line Items]
Equity method investment, ownership interest	50.00%
Teekay LNG [Member] | Yamal LNG Project [Member] | Russia-based Novatek OAO [Member]
Net Investment Income [Line Items]
Partnership owns percentage in joint venture	60.00%
Teekay LNG [Member] | Yamal LNG Project [Member] | France-based Total S.A. [Member]
Net Investment Income [Line Items]
Ownership percentage	20.00%
Teekay LNG [Member] | Yamal LNG Project [Member] | China-based China National Petroleum Corporation [Member]
Net Investment Income [Line Items]
Ownership percentage	20.00%